Operating segment (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Operating Segments

	Year Ended December 31, 2019

		Corporate

		and other

	Oyu Tolgoi	eliminations	Consolidated

Revenue	$1,166,014	$-	$1,166,014

Cost of sales	(742,985)	-	(742,985)

Gross margin	423,029	-	423,029

Operating (expenses) income	(271,547)	50,054	(221,493)

Corporate administration expenses	-	(23,443)	(23,443)

Other income	2,498	216	2,714

Impairment charges	(596,906)	-	(596,906)

Income (loss) before finance items and taxes	(442,926)	26,827	(416,099)

Finance items

Finance income	29,719	76,616	106,335

Finance costs	(456,382)	446,361	(10,021)

Income (loss) from operations before taxes	$(869,589)	$549,804	$(319,785)

Income and other taxes	(90,590)	(66,543)	(157,133)

Income (loss) for the year	$(960,179)	$483,261	$(476,918)

Depreciation and depletion	193,183	(1,131)	192,052

Capital additions	1,753,728	-	1,753,728

Current assets	380,830	2,084,876	2,465,706

Non-current assets	10,311,721	44,967	10,356,688

Current liabilities	486,337	34,312	520,649

Non-current liabilities	10,870,018	(6,499,330)	4,370,688

Net increase (decrease) in cash	(37,813)	86,731	48,918
Revenue by geographic destination is based on the ultimate country of destination, if known. If the destination of the concentrate sold through traders is not known, then revenue is allocated to the location of the concentrate at the time when revenue is recognized. During the year ended December 31, 2019, principally all of Oyu Tolgoi’s revenue arose from concentrate sales to customers in China and revenue from individual customers in excess of 10% of Oyu Tolgoi’s revenue was $225.5 million, $128.0 million and $120.7 million (December 31, 2018 - $209.6 million, $145.1 million, and $127.8 million).
All long-lived assets of the Oyu Tolgoi segment, other than financial instruments, are located in Mongolia.

	Year Ended December 31, 2018

		Corporate

		and other

	Oyu Tolgoi	eliminations	Consolidated

Revenue	$1,180,022	$-	$1,180,022

Cost of sales	(777,248)	-	(777,248)

Gross margin	402,774	-	402,774

Operating expenses	(284,063)	49,991	(234,072)

Corporate administration expenses	-	(24,370)	(24,370)

Other income	7,105	14	7,119

Income before finance items and taxes	125,816	25,635	151,451

Finance items

Finance income	46,993	107,675	154,668

Finance costs	(388,388)	335,899	(52,489)

Income (loss) from operations before taxes	$(215,579)	$469,209	$253,630

Income and other taxes	165,803	(25,159)	140,644

Income (loss) for the year	$(49,776)	$444,050	$394,274

Depreciation and depletion	211,201	-	211,201

Capital additions	1,684,732	-	1,684,732

Current assets	409,733	3,116,854	3,526,587

Non-current assets	9,447,857	337,543	9,785,400

Current liabilities	508,551	25,855	534,406

Non-current liabilities	9,695,964	(5,329,167)	4,366,796

Net increase in cash	67,599	90,685	158,284